CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows provided by Operating Activities of Continuing Operations:
Net income	$ 15,304,934	$ 38,642,488	$ 118,560,690
Less: Net income from discontinued operations, net of taxes	0	(17,339,332)	(52,019,765)
Net income from continuing operations, net of taxes	15,304,934	21,303,156	66,540,925
Adjustments to reconcile net income from Continuing operations to net cash provided by Operating Activities:
Depreciation and amortization	15,037,006	22,076,831	18,535,237
Amortization and write-off of deferred finance charges	810,000	888,523	730,513
Amortization of fair value of acquired time charters	622,541	2,242,333	409,538
Straight line amortization of hire	(52,084)	0	0
Net gain on sale of vessels	(19,298,394)	(6,383,858)	0
Loss on vessels held for sale	3,629,521	0	0
Provision for doubtful accounts	4,823	0	0
Share-based compensation	9,494	0	0
Unrealized (gains) / losses on equity securities	14,664,266	(5,134,013)	0
Realized (gain) / loss on sale of equity securities	269,119	(2,636)	(27,450)
Unrealized gains from equity method investments	(2,687,236)	0	0
Non-cash effects from translation to reporting currency	(121,572)	0	0
Gain from a claim	(1,418,096)	0	0
Changes in operating assets and liabilities:
Accounts receivable trade, net	3,500,308	(208,487)	1,415,828
Inventories	(259,885)	539,742	(640,665)
Due from/to related parties	5,826,732	(4,518,056)	7,573,712
Prepaid expenses and other assets	1,014,149	(86,333)	247,377
Other deferred charges	0	51,138	114,761
Accounts payable	(1,786,123)	(3,260,521)	3,344,840
Accrued liabilities	4,390,018	(1,894,102)	1,407,618
Income tax receivable / payable	129,173	0	0
Derivative assets and liabilities, net	61,026	0	0
Deferred revenue	(970,440)	(1,034,987)	(796,014)
Dry-dock costs paid	(1,199,999)	(2,395,365)	(3,180,671)
Dividends received from equity investments	222,490	0	0
Dividends received from equity method investments measured at fair value	4,209,527	0	0
Net Cash provided by Operating Activities from Continuing Operations	41,911,298	22,183,365	95,675,549
Cash flow used in Investing Activities of Continuing Operations:
Vessel acquisitions (including time charters attached) and other vessel improvements	(72,171,465)	(623,283)	(75,553,224)
Purchase of equity securities	(59,903,362)	(72,211,450)	(60,750)
Acquisition of a subsidiary, net of cash acquired	(162,960,366)	0	0
Proceeds from sale of equity securities	52,940,067	258,999	88,200
Net proceeds from sale of vessels	107,867,155	63,607,430	0
Proceeds from a claim	1,418,096	0	0
Proceeds from disposition of equity investments	248,715	0	0
Proceeds from disposition of subsidiaries, net of cash disposed of	(914,718)	0	0
Net cash used in Investing Activities from Continuing Operations	(133,475,878)	(8,968,304)	(75,525,774)
Cash flows provided by / (used in) Financing Activities of Continuing Operations:
Gross proceeds from issuance of common shares and warrants	0	881,827	0
Repurchase of warrants	(1,058,481)	(941,626)	0
Common share issuance expenses	0	(260,936)	(65,797)
Gross proceeds from Series D Preferred Shares	50,000,000	50,000,000	0
Series D Preferred Shares issuance expenses	(10,000)	(146,807)	0
Dividends paid on Series D Preferred Shares	(2,500,000)	(479,167)	0
Proceeds from long-term debt (including related party)	100,000,000	0	77,500,000
Repayment of long-term debt	(86,866,269)	(53,864,500)	(24,493,000)
Payment of deferred financing costs	0	(25,178)	(986,209)
Proceeds received from Toro Corp. related to Spin-Off	0	2,694,647	0
Net cash provided by/ (used in) Financing Activities from continuing operations	59,565,250	(2,141,740)	51,954,994
Cash flows of discontinued operations:
Net cash provided by Operating Activities from discontinued operations	0	20,409,041	28,077,502
Net cash provided by / (used in) Investing Activities from discontinued operations	0	(153,861)	11,788,681
Net cash used in Financing Activities from discontinued operations	0	(62,734,774)	(3,050,000)
Net cash provided by / (used in) discontinued operations	0	(42,479,594)	36,816,183
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(284,819)	0	0
Net increase/(decrease) in cash, cash equivalents, and restricted cash	(32,284,149)	(31,406,273)	108,920,952
Cash, cash equivalents and restricted cash at the beginning of the period	120,901,147	152,307,420	43,386,468
Cash, cash equivalents and restricted cash at the end of the period	88,616,998	120,901,147	152,307,420
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	87,896,786	111,383,645	142,373,151
Restricted cash, current	0	2,327,502	1,684,269
Restricted cash, non-current	0	7,190,000	8,250,000
Cash and cash equivalents included in assets held for sale	720,212	0	0
Cash, cash equivalents and restricted cash at the end of the period	88,616,998	120,901,147	152,307,420
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	3,200,464	10,153,448	5,669,627
Cash paid for income taxes, net of refunds	33,048	0	0
Unpaid capital raising costs (included in Accounts payable and Accrued Liabilities)	0	34,000	34,000
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	143,709	0	204,763
Unpaid deferred financing costs	110,000	0	25,178
Dividend declared but unpaid	687,500	541,666	0
Deemed dividend on Series D Preferred Shares	606,444	196,296	0
Deemed contribution from Series D preferred shareholders	22,437,675	0	0
Deemed dividend on warrants repurchase	0	444,885	0
Net assets of Toro (discontinued operations)	$ 0	$ 37,919,432	$ 0